Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	$ 4,064
Purchase obligations, 2022	3,272
Purchase obligations, 2023	405
Purchase obligations, 2024	186
Purchase obligations, 2025	163
Purchase obligations, 2026	38
Other obligations, Total	1,059
Other obligations, 2022	621
Other obligations, 2023	172
Other obligations, 2024	107
Other obligations, 2025	63
Other obligations, 2026	30
Other obligations, Thereafter	66
Company's commitments, Total	5,123
Company's commitments, 2022	3,893
Company's commitments, 2023	577
Company's commitments, 2024	293
Company's commitments, 2025	226
Company's commitments, 2026	68
Company's commitments, Thereafter	66
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	2,412
Purchase obligations, 2022	2,406
Purchase obligations, 2023	6
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	1,488
Purchase obligations, 2022	768
Purchase obligations, 2023	358
Purchase obligations, 2024	167
Purchase obligations, 2025	157
Purchase obligations, 2026	38
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	164
Purchase obligations, 2022	98
Purchase obligations, 2023	41
Purchase obligations, 2024	19
Purchase obligations, 2025	$ 6